Note 8 - Loans Payable	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Debt Disclosure [Text Block]
8
.
Loans payable

In June 2013, in conjunction with the lease for approximately 14,500 square feet of office space in Marlborough, Massachusetts, the Company received a payment of $581,640 from the landlord, representing approximately 80% of the cost to build-out the facility. In accordance with Financial Accounting Standards Board, Accounting Standards Codification 840,
Leases
, this reimbursement was recorded as a liability in loans payable and is being amortized over the life of the lease. At December 31, 2015, $66,000 is included in the balance sheet in current portion of loans payable and $308,000 is included in long-term portion of loans payable.

In October 2013, the Company issued a convertible promissory note in the amount of $5.0 million to Fosun Industrial Co., Ltd., or the Fosun Note. The Fosun Note paid interest at 8% per annum.

In the event of an IPO, the Fosun Note principal and accrued interest were to automatically convert to ordinary shares at a 10% discount to the IPO offering price. Fosun also had an option to elect, prior to July 1, 2014, to require the Company to create and then convert the Fosun Note to H preferred ordinary shares or pay in full all principal and interest outstanding on or before July 1, 2016. In the event of an IPO, the shares were to be subjected to restrictions prohibiting sale or transfer of more than one-third of the shares each year for the first three years following the offering.

The feature which required automatic conversion upon an IPO was a redemption feature that met the definition of an embedded derivative requiring bifurcation from the Fosun Note. The Company determined there was no initial fair market value of the liability.

In connection with the Company’s IPO in November 2013, the Fosun Note and interest of approximately $50,000 converted into 467,551 of the Company’s ordinary shares at a price per share which reflected a 10% discount to the IPO offering price of $12.00 per share. Upon conversion of the Fosun Note to ordinary shares, the derivative liability terminated. In connection with the IPO the Company marked the embedded derivative to market and recorded a $561,000 loss on the change in the fair value of the instrument.